Stockholders' equity - Schedule of Potentially be Issued Under Each Outstanding (Detail) - shares	Jun. 30, 2024	Mar. 19, 2024	Jan. 23, 2024
Class of Warrant or Right [Line Items]
Shares to be issued upon exercise of remaining warrants	15,563,740
Class A [Member]
Class of Warrant or Right [Line Items]
Shares to be issued upon exercise of remaining warrants	47,650
Class B1 [Member]
Class of Warrant or Right [Line Items]
Shares to be issued upon exercise of remaining warrants	126,861		161,000
Class B2 [Member]
Class of Warrant or Right [Line Items]
Shares to be issued upon exercise of remaining warrants	7,487,974		322,000
Class C1 [Member]
Class of Warrant or Right [Line Items]
Shares to be issued upon exercise of remaining warrants	36,540	674,500
Class C2 [Member]
Class of Warrant or Right [Line Items]
Shares to be issued upon exercise of remaining warrants	7,864,715	1,349,000